Consolidated Statements of Changes in Shareholders' (Deficit)/Equity - CNY (¥) ¥ in Thousands		Common Stock [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		¥ 2	[1]	¥ (1,025)	[1]	¥ 25	[1]	¥ (66)	¥ (1,259,479)	¥ (1,260,543)
Balance, shares at Dec. 31, 2022	[1]	31,780,394
Treasury stock, shares at Dec. 31, 2022	[1]			(2,885,826)
Net loss			[1]		[1]		[1]		(159,590)	(159,590)
Share-based compensation			[1]		[1]	109,983	[1]			109,983
Share-based compensation, shares	[1]	1,500
Ordinary share issuance			[1]		[1]	18,930	[1]		(18,930)
Ordinary share issuance, shares	[1]	1,317,874
Preferred shares redemption value accretion			[1]		[1]	(86,347)	[1]		(675,822)	(762,169)
Conversion of Preferred Shares to Class A ordinary shares		¥ 3	[1]		[1]	2,321,047	[1]			2,321,050
Conversion of Preferred Shares to Class A ordinary shares, shares	[1]	35,190,468
PIPE financing – Prime Impact Cayman LLC (the “Sponsor”)			[1]		[1]	8,609	[1]			8,609
PIPE financing - Prime Impact Cayman LLC (the Sponsor), shares	[1]	634,228
PIPE financing – World Dynamic Limited			[1]		[1]	93,436	[1]			93,436
PIPE financing - World Dynamic Limited, shares	[1]	1,300,000
PIPE financing – Goldrock Holdings Limited			[1]		[1]	35,863	[1]			35,863
PIPE financing - Goldrock Holdings Limited, shares	[1]	500,000
Capitalization of PIPE financing costs			[1]		[1]	(4,953)	[1]			(4,953)
Reverse Recapitalization transaction			[1]		[1]	(4,720)	[1]			(4,720)
Reverse Recapitalization transaction, shares		4,716,245,000
Foreign currency translation adjustment			[1]		[1]		[1]	1,621		1,621
Fair value changes of amounts due to related party due to own credit risk			[1]		[1]		[1]	(405)		(405)
Balance at Dec. 31, 2023		¥ 5	[1]	¥ (1,025)	[1]	2,491,873	[1],[2]	1,150	(2,113,821)	378,182
Balance, shares at Dec. 31, 2023	[1]	75,440,709
Treasury stock, shares at Dec. 31, 2023	[1]			(2,885,826)
Net loss							[2]		(61,236)	(61,236)
Share-based compensation		¥ 1				33,868	[2]			33,869
Share-based compensation, shares		4,881,164
Foreign currency translation adjustment							[2]	4,739		4,739
Fair value changes of amounts due to related party due to own credit risk							[2]	197		197
Balance at Dec. 31, 2024		¥ 6		¥ (1,025)		2,525,741	[2]	6,086	(2,175,057)	355,751
Balance, shares at Dec. 31, 2024		80,321,873
Treasury stock, shares at Dec. 31, 2024				(2,885,826)
Net loss							[2]		(17,789)	(17,789)
Share-based compensation						24,456	[2]			24,456
Share-based compensation, shares		2,698,188		515,531
Foreign currency translation adjustment							[2]	(6,892)		(6,892)
Fair value changes of amounts due to related party due to own credit risk							[2]	(354)		(354)
Balance at Dec. 31, 2025		¥ 6		¥ (1,025)		¥ 2,550,197	[2]	¥ (1,160)	¥ (2,192,846)	¥ 355,172
Balance, shares at Dec. 31, 2025		83,020,061
Treasury stock, shares at Dec. 31, 2025				(2,370,295)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).